Lease Liabilities - Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Lease Liability [Roll Forward]
Beginning balance	$ 90,288	$ 1,326
IFRS 16 transition		95,464
Lease additions	2,463	9,465
Disposal of leases	(13,132)	(2,123)
Lease payments	(10,429)	(13,468)
Lease term reduction and other items	(1,955)	(6,104)
Changes due to foreign exchange rates	(213)	185
Interest expense on lease liabilities	4,597	5,543
Ending balance	71,619	90,288
Current portion of lease liabilities	(6,188)	(6,587)
Long-term portion of lease liabilities	$ 65,431	$ 83,701